Manufacturing in collaboration with JAC (Detail Textuals) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Jianghuai Automobile Group Co., Ltd. ("JAC")
Manufacturing Collaboration [Line Items]
Actual manufacturing losses recorded as cost of sales	¥ 126,425